[American Family Letterhead]

May 6, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	American Family Life Insurance Company
American Family Variable Account I
Post-Effective Amendment No. 10
(File No. 333-44956; 811-10097)

Commissioners:

On behalf of American Family Life Insurance Company (the “Company”) and American Family Variable Account I (the “Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and the statement of additional information for the flexible premium variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 25, 2008.

If you have any questions or comments regarding this filing, please call the undersigned at (608) 249-2111, extension 31689.

Sincerely,

/s/ Rosalie Beck Detmer
ROSALIE BECK DETMER

RBD/wb